Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Amortizable intangible assets Customer Relationships USD ($)	Mar. 31, 2012 Amortizable intangible assets Customer Relationships JPY (¥)	Mar. 31, 2008 Amortizable intangible assets Customer Relationships USD ($)	Mar. 31, 2008 Amortizable intangible assets Customer Relationships JPY (¥)	Mar. 31, 2012 Amortizable intangible assets Technology assets USD ($)	Mar. 31, 2012 Amortizable intangible assets Technology assets JPY (¥)	Mar. 31, 2008 Amortizable intangible assets Technology assets USD ($)	Mar. 31, 2008 Amortizable intangible assets Technology assets JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Net carrying amounts	$ 546,963,000	¥ 44,851,000,000	¥ 40,984,000,000		$ 13,671,000	¥ 1,121,000,000	$ 133,634,000	¥ 10,958,000,000	$ 65,061,000	¥ 5,335,000,000	$ 42,683,000	¥ 3,500,000,000
Impairment loss related to software to be disposed in the construction, mining and utility equipment segment			2,744,000,000
Amortization expense of other intangible assets subject to amortization	$ 103,646,000	¥ 8,499,000,000	¥ 8,149,000,000	¥ 8,633,000,000